NOTE 6 - ACCRUED EXPENSES - RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 6 - ACCRUED EXPENSES – RELATED PARTIES

Accrued expenses – related parties consist of the following as of December 31, 2017 and 2016:

	2017	2016
Accrued payroll and consulting – related parties	$648,167	$422,334
Accrued payroll taxes – related parties	131,877	116,553
Total	$780,044	$538,887

In July 2016, the Company converted $1,389,772 of accrued expenses – related parties into notes payable – related parties. These parties are officers and executives of the Company (see Note 8).

Accrued payroll and consulting fees increased during 2017, as the Company’s Interim CEO, current CEO, and Executive Vice President, Administration and Operations have deferred their salaries until such time as a significant financing has occurred.